Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue
28.	Revenue

Details of revenue for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Sale of goods	￦	47,018,466	43,683,169	51,357,709
Services		2,489,447	2,276,534	2,064,583
Construction revenue		8,546,454	6,497,723	6,299,483
Rental income		11,757	8,930	6,370
Others		456,144	473,415	458,722

	￦	58,522,268	52,939,771	60,186,867